Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	€ 223,678	€ 193,474
Additions	538,085	90,051	€ 100,000
Depreciation expenses	(94,763)	(59,847)
As of December 31	667,000	223,678	193,474
Cumulative depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	(125,373)	(65,526)
Depreciation expenses	(94,763)	(59,847)
As of December 31	(220,136)	(125,373)	(65,526)
Cumulative Costs [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	349,051	259,000
Additions	538,085	90,051
As of December 31	€ 887,136	€ 349,051	€ 259,000